Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 3:	PROPERTY AND EQUIPMENT, NET

	December 31
	2016	2015

Cost:
Computers and peripheral equipment	$10,019	$9,309
Office furniture and equipment	1,194	1,118
Leasehold improvements	1,677	1,619

	12,890	12,046

Less accumulated depreciation	(10,809)	(9,725)

Property and equipment, net	$2,081	$2,321

Depreciation expense amounted to $1,246, $1,337 and $1,285 in 2016, 2015 and 2014, respectively.